Long-term loans (Bank loans and other loans) (Detail) € in Thousands, ¥ in Thousands, ¥ in Thousands, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 SGD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 JPY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 SGD ($)	Dec. 31, 2016 EUR (€)	Dec. 31, 2016 JPY (¥)
Disclosure of long-term loans [line items]
Long-term loans	¥ 125,129,416	¥ 74,551,246
Less: Current portion	18,098,458	9,560,885
Non-current portion	107,030,958	64,990,361
Bank loans and other loans [member]
Disclosure of long-term loans [line items]
Long-term loans	117,702,233	70,732,439
Less: Current portion	15,974,964	8,705,663
Non-current portion	101,727,269	62,026,776
Bank loans and other loans [member] | Secured [member] | RMB [member] | Fixed rate [member]
Disclosure of long-term loans [line items]
Long-term loans	7,080,379	8,305,310
Less: Current portion	1,213,150	1,202,430
Non-current portion	¥ 5,867,229	¥ 7,102,880
Annual interest rate	4.41%-4.90%	4.41%-4.90%
Bank loans and other loans [member] | Secured [member] | RMB [member] | Variable rate [member]
Disclosure of long-term loans [line items]
Long-term loans	¥ 4,117,055	¥ 760,500
Less: Current portion	657,231	56,800
Non-current portion	¥ 3,459,824	¥ 703,700
Annual interest rate	4.66%-4.90%	4.66%-4.90%
Bank loans and other loans [member] | Unsecured [member] | RMB [member] | Fixed rate [member]
Disclosure of long-term loans [line items]
Long-term loans	¥ 14,981,859	¥ 15,896,017
Less: Current portion	3,179,426	2,515,343
Non-current portion	¥ 11,802,433	¥ 13,380,674
Annual interest rate	2.00%-5.00%	2.65%-5.00%
Bank loans and other loans [member] | Unsecured [member] | RMB [member] | Variable rate [member]
Disclosure of long-term loans [line items]
Long-term loans	¥ 76,467,082	¥ 30,095,494
Less: Current portion	10,013,829	4,270,910
Non-current portion	¥ 66,453,253	¥ 25,824,584
Annual interest rate	1.80%-6.03%	4.17%-5.65%
Bank loans and other loans [member] | Unsecured [member] | US$ [member] | Variable rate [member]
Disclosure of long-term loans [line items]
Long-term loans	¥ 2,271,785	¥ 2,842,505	$ 347,676				$ 409,760
Less: Current portion	418,163	388,925
Non-current portion	¥ 1,853,622	¥ 2,453,580
Annual interest rate	1.74%/2.26%	1.92%
Bank loans and other loans [member] | Unsecured [member] | S$ [member] | Variable rate [member]
Disclosure of long-term loans [line items]
Long-term loans	¥ 12,396,329	¥ 12,385,213		$ 2,538,619				$ 2,580,522
Less: Current portion	419,570	196,410
Non-current portion	¥ 11,976,759	¥ 12,188,803
Annual interest rate	2.73%/4.25%	2.76%/4.25%
Bank loans and other loans [member] | Unsecured [member] | EUR [member] | Fixed rate [member]
Disclosure of long-term loans [line items]
Long-term loans	¥ 237,680	¥ 286,329			€ 30,463				€ 39,187
Less: Current portion	67,207	68,271
Non-current portion	¥ 170,473	¥ 218,058
Annual interest rate	1.30%-2.15%	2.00%/2.15%
Bank loans and other loans [member] | Unsecured [member] | JPY [member] | Fixed rate [member]
Disclosure of long-term loans [line items]
Long-term loans	¥ 150,064	¥ 161,071				¥ 2,592,661				¥ 2,702,533
Less: Current portion	6,388	6,574
Non-current portion	¥ 143,676	¥ 154,497
Annual interest rate	0.75%	0.75%